Annual Operating Expenses - FidelityActiveEquityETFsA-ComboPRO - FidelityActiveEquityETFsA-ComboPRO - Fidelity Blue Chip Value ETF - Fidelity Blue Chip Value ETF	Nov. 29, 2022
Operating Expenses:
Management fee	0.59%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.59%